INVESTMENTS (SCHEDULE OF FIXED MATURITIES FOR AVAILABLE FOR SALE AND EQUITY SECURITIES) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 18,408.1	$ 21,891.8
Gross unrealized gains	2,323.6	1,526.0
Gross unrealized losses	(96.8)	(213.2)
Estimated fair value	20,634.9	23,204.6
Other-than-temporary impairments included in accumulated other comprehensive income	(3.2)	(4.3)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	400.5	206.7
Gross unrealized gains	19.1	16.3
Gross unrealized losses	(0.6)	0
Estimated fair value	419.0	223.0
Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16,068.9	19,200.7
Gross unrealized gains	2,198.9	1,377.3
Gross unrealized losses	(49.0)	(176.0)
Estimated fair value	18,218.8	20,402.0
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Investment Grade [Member] | Corporate securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	11,177.1	13,404.1
Gross unrealized gains	1,710.5	1,086.2
Gross unrealized losses	(42.1)	(125.8)
Estimated fair value	12,845.5	14,364.5
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Investment Grade [Member] | US treasury and government [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	138.8	71.1
Gross unrealized gains	30.2	2.6
Gross unrealized losses	(0.1)	(0.6)
Estimated fair value	168.9	73.1
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Investment Grade [Member] | US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,960.6	2,130.2
Gross unrealized gains	299.3	106.8
Gross unrealized losses	(0.7)	(38.5)
Estimated fair value	2,259.2	2,198.5
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Investment Grade [Member] | Debt securities issued by foreign governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1.8
Gross unrealized gains	0.1
Gross unrealized losses	0
Estimated fair value	1.9
Other-than-temporary impairments included in accumulated other comprehensive income	0
Investment Grade [Member] | Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	720.7	869.9
Gross unrealized gains	52.0	41.6
Gross unrealized losses	(1.6)	(3.9)
Estimated fair value	771.1	907.6
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Investment Grade [Member] | Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	314.9	259.4
Gross unrealized gains	2.4	7.4
Gross unrealized losses	(3.4)	(0.1)
Estimated fair value	313.9	266.7
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Investment Grade [Member] | Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,179.7	1,517.1
Gross unrealized gains	80.9	97.7
Gross unrealized losses	(0.5)	(5.8)
Estimated fair value	1,260.1	1,609.0
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Investment Grade [Member] | Mortgage pass-through securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4.2	12.7
Gross unrealized gains	0.4	0.7
Gross unrealized losses	0	0
Estimated fair value	4.6	13.4
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Investment Grade [Member] | Collateralized mortgage obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	571.1	936.2
Gross unrealized gains	23.1	34.3
Gross unrealized losses	(0.6)	(1.3)
Estimated fair value	593.6	969.2
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,339.2	2,691.1
Gross unrealized gains	124.7	148.7
Gross unrealized losses	(47.8)	(37.2)
Estimated fair value	2,416.1	2,802.6
Other-than-temporary impairments included in accumulated other comprehensive income	(3.2)	(4.3)
Non Investment Grade [Member] | Corporate securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,139.3	1,314.5
Gross unrealized gains	29.2	53.4
Gross unrealized losses	(43.0)	(32.7)
Estimated fair value	1,125.5	1,335.2
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Non Investment Grade [Member] | US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	20.6	6.4
Gross unrealized gains	0.2	0
Gross unrealized losses	(2.3)	(0.5)
Estimated fair value	18.5	5.9
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Non Investment Grade [Member] | Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	465.9	523.5
Gross unrealized gains	33.8	34.3
Gross unrealized losses	(1.8)	(3.3)
Estimated fair value	497.9	554.5
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Non Investment Grade [Member] | Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10.4	27.6
Gross unrealized gains	0.2	0.1
Gross unrealized losses	0	(0.4)
Estimated fair value	10.6	27.3
Other-than-temporary impairments included in accumulated other comprehensive income	0	0
Non Investment Grade [Member] | Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	15.3
Gross unrealized gains	0.9
Gross unrealized losses	0
Estimated fair value	16.2
Other-than-temporary impairments included in accumulated other comprehensive income	0
Non Investment Grade [Member] | Collateralized mortgage obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	687.7	819.1
Gross unrealized gains	60.4	60.9
Gross unrealized losses	(0.7)	(0.3)
Estimated fair value	747.4	879.7
Other-than-temporary impairments included in accumulated other comprehensive income	$ (3.2)	$ (4.3)